                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended: September 30, 2009

Check here if Amendment [_] Amendment Number:
                                              ---------------
This amendment (Check only one.) [_] is a restatement.
                                 [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    President and Fellows of Harvard College
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:  Kathryn I. Murtagh
Title: Managing Director - Chief Compliance Officer
Phone: (617) 523-4400

Signature, Place, and Date of signing:

/s/ Kathryn Murtagh, Boston MA, November 13, 2009

Report Type (Check only one.):

[X]  13F Holdings Report.

[_]  13F Notice.

[_]  13F Combination Report.

List of other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                0
Form 13F Information Table Entry Total:         107
Form 13F Information Table Value Total:   1,798,030
                                        (thousands)

                           FORM 13F INFORMATION TABLE

                           TITLE OF             VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER
NAME OF ISSUER               CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETN MNGRS    SOLE    SHARE NONE
-------------------------- -------- --------- -------- ---------- --- ---- -------- ----- ---------- ----- ----
ABOVENET INC               COM      00374N107      117      2,392          SOLE               117.00     0    0
AET C30 01/16/2010         CALL     00817Y908      133        680     CALL SOLE               133.00     0    0
ALUMINUM CORP OF CHINA-AD  ADR      022276109    1,235     45,100          SOLE             1,235.00     0    0
AMBASSADOR 3.75% 4/15/202  CORP_BND 023178AA4    1,972  4,151,000          SOLE             1,972.00     0    0
AMBASSADORS INTERNATIONAL  COM      023178106       36     35,014          SOLE                36.00     0    0
AMERICA MOVIL-ADR SERIES   ADR      02364W105    3,695     84,300          SOLE             3,695.00     0    0
ANGIOTECH PHARMACEUTICALS  COM      034918102       61     35,000          SOLE                61.00     0    0
ANGLOGOLD ASHANTI-SPON AD  ADR      035128206    2,038     50,000          SOLE             2,038.00     0    0
AU OPTRONICS CORP-SPON AD  ADR      002255107    4,367    451,159          SOLE             4,367.00     0    0
BAIDU INC - SPON ADR       ADR      056752108      508      1,300          SOLE               508.00     0    0
BANCO BRADESCO ADR         ADR      059460303      905     45,500          SOLE               905.00     0    0
BANCO SANTANDER-CHILE-ADR  ADR      05965X109    1,220     21,200          SOLE             1,220.00     0    0
BANCOLOMBIA SA-SPONS ADR   ADR      05968L102    8,273    192,700          SOLE             8,273.00     0    0
BRF - BRASIL FOODS SA-ADR  ADR      10552T107      533     10,000          SOLE               533.00     0    0
CABLEVISION SYSTEMS        COM      12686C109      713     30,000          SOLE               713.00     0    0
CELLCOM ISRAEL LTD         COM      M2196U109    1,944     63,900          SOLE             1,944.00     0    0
CEMEX SAB-SPONS ADR PART   ADR      151290889      479     37,100          SOLE               479.00     0    0
CEMIG SA -SPONS ADR        ADR      204409601      697     45,888          SOLE               697.00     0    0
CHECK POINT SOFTWARE TECH  COM      M22465104    3,769    132,941          SOLE             3,769.00     0    0
CHINA DIGITAL TV HOLDING-  ADR      16938G107       83     11,557          SOLE                83.00     0    0
CHINA LIFE INSURANCE CO -  ADR      16939P106    2,786     42,400          SOLE             2,786.00     0    0
CHINA MOBILE LTD ADR       ADR      16941M109   14,944    304,304          SOLE            14,944.00     0    0
CHUNGHWA TELECOM LTD-ADR   ADR      17133Q403        2        113          SOLE                 2.00     0    0
CIA BRASILEIRA-SP ADR PRE  ADR      20440T201      377      6,700          SOLE               377.00     0    0
CIA CERVECERIAS UNIDAS-AD  ADR      204429104       41      1,200          SOLE                41.00     0    0
CIA PARANAENSE ENER-SP AD  ADR      20441B407      451     25,600          SOLE               451.00     0    0
CIA VALE DO RIO DOCE - AD  ADR      91912E105    2,609    112,800          SOLE             2,609.00     0    0
CNOOC LTD-ADR              ADR      126132109    5,282     38,999          SOLE             5,282.00     0    0
COMCAST CORP CL A          COM      20030N101    4,106    243,250          SOLE             4,106.00     0    0
COMPANHIA DE BEBIDAS-PRF   ADR      20441W203      506      6,153          SOLE               506.00     0    0
COPA HOLDINGS SA - CLASS   COM      P31076105      147      3,300          SOLE               147.00     0    0
CREDITCORP LTD             COM      G2519Y108    1,656     21,300          SOLE             1,656.00     0    0
CTRIP.COM INTERNATIONAL    ADR      22943F100      253      4,310          SOLE               253.00     0    0
DANA HOLDING CORP          COM      235825205       90     13,213          SOLE                90.00     0    0
DELTA AIR LINES INC        COM      247361702        1        126          SOLE                 1.00     0    0
ECOPETROL SA SPONSORED AD  ADR      279158109      277      9,700          SOLE               277.00     0    0
EMPRESA NACIONAL DE ELEC   ADR      29244T101    3,351     71,490          SOLE             3,351.00     0    0
ENER1 INC                  COM      29267A203       65      9,434          SOLE                65.00     0    0
ENERSIS - ADR              ADR      29274F104    1,661     90,000          SOLE             1,661.00     0    0
ENTERPRISE AQUISITION COR  COM      29365R108    2,377    239,400          SOLE             2,377.00     0    0
FOMENTO ECONOMICO MEX-SP   ADR      344419106      597     15,700          SOLE               597.00     0    0
FORD MOTOR C10 1/22/11     CALL     345370900    1,294     11,250     CALL SOLE             1,294.00     0    0
FORESTAR REAL ESTATE GROU  COM      346233109       25      1,460          SOLE                25.00     0    0
GERDAU SA -SPON ADR        ADR      373737105      439     32,700          SOLE               439.00     0    0
GOLD FIELDS LTD-SPONS ADR  ADR      38059T106    2,067    150,000          SOLE             2,067.00     0    0
HARMONY GOLD MNG-SPON ADR  ADR      413216300    1,094    100,000          SOLE             1,094.00     0    0
IPATH MSCI INDIA INDEX ET  COM      06739F291  110,934  1,882,478          SOLE           110,934.00     0    0
ISHARES FTSE/XINHUA CHINA  COM      464287184  203,172  4,962,674          SOLE           203,172.00     0    0
ISHARES MSCI BRAZIL        COM      464286400  227,081  3,355,708          SOLE           227,081.00     0    0
ISHARES MSCI EMERGING MKT  COM      464287234  400,712 10,298,438          SOLE           400,712.00     0    0
ISHARES MSCI HONG KONG IN  COM      464286871      685     44,153          SOLE               685.00     0    0
ISHARES MSCI ISRAEL INDEX  COM      464286632      739     15,100          SOLE               739.00     0    0
ISHARES MSCI JAPAN INDEX   COM      464286848   10,657  1,072,100          SOLE            10,657.00     0    0
ISHARES MSCI MALAYSIA      COM      464286830   36,381  3,587,908          SOLE            36,381.00     0    0
ISHARES MSCI MEXICO INVES  COM      464286822   71,606  1,639,326          SOLE            71,606.00     0    0
ISHARES MSCI SOUTH AFRICA  COM      464286780   88,910  1,623,929          SOLE            88,910.00     0    0
ISHARES MSCI SOUTH KOREA   COM      464286772  195,555  4,127,370          SOLE           195,555.00     0    0
ISHARES MSCI TAIWAN INDEX  COM      464286731   88,654  7,207,628          SOLE            88,654.00     0    0
ISHARES MSCI THAILAND FD   COM      464286624      663     15,900          SOLE               663.00     0    0
ISHARES MSCI TURKEY INDEX  COM      464286715      362      7,200          SOLE               362.00     0    0
ISHARES S&P LATIN AMERICA  COM      464287390    3,090     72,011          SOLE             3,090.00     0    0
ITAU UNIBANCO HLDNG-PREF   ADR      465562106    1,773     87,980          SOLE             1,773.00     0    0
KB FINANCIAL GROUP ADR     ADR      48241A105      499      9,694          SOLE               499.00     0    0
KOREA TELECOM CORP ADR     ADR      48268K101    1,738    100,000          SOLE             1,738.00     0    0
LEVEL 3 COMM 2.875% 7/15   CORP_BND 52729NBA7    1,739  1,800,000          SOLE             1,739.00     0    0
LG DISPLAY CO LTD-ADR      ADR      50186V102      105      7,313          SOLE               105.00     0    0
MARKET VECTORS RUSSIA ETF  COM      57060U506   72,029  2,595,656          SOLE            72,029.00     0    0
MINAS BUENAVENTURA ADR     ADR      204448104    3,035     86,200          SOLE             3,035.00     0    0
MINDRAY MEDICAL INTL LTD   ADR      602675100      823     25,200          SOLE               823.00     0    0
MOBILE SYSTEMS -SP ADR     ADR      607409109    1,786     37,000          SOLE             1,786.00     0    0
MSCI CHILE INDEX FUND      COM      464286640    4,358     91,000          SOLE             4,358.00     0    0
NETEZZA CORP               COM      64111N101      360     32,000          SOLE               360.00     0    0
NEW ORIENTAL EDUCATIO-SP   ADR      647581107      933     11,600          SOLE               933.00     0    0
NEWS CORP INC              COM      65248E104   20,512  1,710,735          SOLE            20,512.00     0    0
NICE SYSTEMS LTD-SPONS AD  ADR      653656108    2,211     72,638          SOLE             2,211.00     0    0
PARTNER COMMUNICATIONS AD  ADR      70211M109      565     30,000          SOLE               565.00     0    0
PDS C7.5 1/16/10           CALL     397888908       17        302     CALL SOLE                17.00     0    0
PETROLEO BRASILEIRO S.A.-  ADR      71654V408    3,176     69,200          SOLE             3,176.00     0    0
PETROLEO BRASILEIRO-SPON   ADR      71654V101    9,003    229,025          SOLE             9,003.00     0    0
PHILIPINE LONG DISTANCE    ADR      718252604    3,218     62,615          SOLE             3,218.00     0    0
PPC C30 1/16/10            CALL     721467908        0         17     CALL SOLE                  .00     0    0
PT INDOSAT TBK ADR         ADR      744383100      569     20,400          SOLE               569.00     0    0
RACKSPACE HOSTING INC      COM      750086100    2,700    158,249          SOLE             2,700.00     0    0
SASOL LTD SPONSORED ADR    ADR      803866300    2,611     68,500          SOLE             2,611.00     0    0
SILICONWARE PRECISION-SP   ADR      827084864       39      5,450          SOLE                39.00     0    0
SK TELECOM CO LTD - ADR    ADR      78440P108    2,042    117,033          SOLE             2,042.00     0    0
SOUTHERN COPPER CORP       COM      84265V105    4,131    134,600          SOLE             4,131.00     0    0
SPANISH BROADCASTING SYS   COM      846425882      303    645,075          SOLE               303.00     0    0
SPDR GOLD TRUST            COM      78463V107      376      3,800          SOLE               376.00     0    0
SPRINT NEXTEL CORP         COM      852061100    5,925  1,500,000          SOLE             5,925.00     0    0
STARWOOD PROPERTY TRUST I  COM      85571B105   14,175    700,000          SOLE            14,175.00     0    0
SUNAMERICA FOCUSED ALPHA   COM      867037103    3,629    300,691          SOLE             3,629.00     0    0
SUNAMERICA FOCUSED ALPHA   COM      867038101    1,508    124,252          SOLE             1,508.00     0    0
TAIWAN SEMICONDUCTOR-SP A  ADR      874039100   13,151  1,199,907          SOLE            13,151.00     0    0
TECTONA CALL OPTION        CALL     999136906        0          1     CALL SOLE                  .00     0    0
TELECOM ARGENTINA S.A. AD  ADR      879273209      157      9,800          SOLE               157.00     0    0
TELEKOMUNIK INDONESIA-SP   ADR      715684106    5,946    166,556          SOLE             5,946.00     0    0
TERNIUM SA-SPONSORED ADR   ADR      880890108      346     13,000          SOLE               346.00     0    0
TEVA PHARMACEUTICAL - ADR  ADR      881624209   25,462    503,591          SOLE            25,462.00     0    0
TIME WARNER CABLE-A        COM      88732J207       18        418          SOLE                18.00     0    0
VALE SA-SP PREF ADR        ADR      91912E204    4,373    213,206          SOLE             4,373.00     0    0
VANGUARD EMERGING MARKET   COM      922042858   60,479  1,568,436          SOLE            60,479.00     0    0
VIMPEL COMMUNICATIONS      ADR      68370R109    2,618    140,000          SOLE             2,618.00     0    0
VIVO PARTICIPACOES SA-ADR  ADR      92855S200      389     15,400          SOLE               389.00     0    0
WISDOMTREE INDIA EARNINGS  COM      97717W422      192      9,117          SOLE               192.00     0    0
WLP C60 01/16/2010         CALL     94973V907       48        680     CALL SOLE                48.00     0    0
WUXI PHARMATECH INC-ADR    ADR      929352102      487     40,845          SOLE               487.00     0    0

   Grand Total                                          1,798,030